DEFINED CONTRIBUTION PENSION - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
DEFINED CONTRIBUTION PENSION
Amounts owed to the pension scheme	$ 6	$ 16